6. Trade receivables	12 Months Ended
Dec. 31, 2017
Trade Receivables
Trade receivables

	12/31/2017	12/31/2016
Local currency
Credit card administrators	454,975	345,798
Travel agencies	307,149	228,089
Cargo agencies	39,225	41,926
Airline partner companies	3,780	4,153
Other	43,871	66,774
Total local currency	849,000	686,740

Foreign currency
Credit card administrators	67,479	49,104
Travel agencies	9,829	16,323
Cargo agencies	823	2,215
Airline partner companies	47,662	31,200
Other	366	8,837
Total foreign currency	126,159	107,679

Total	975,159	794,419

Allowance for doubtful accounts	(38,681)	(34,182)

Total trade receivables	936,478	760,237

The aging list of trade receivables, net of allowance for doubtful accounts, is as follows:

	12/31/2017	12/31/2016
Not yet due
Until 30 days	594,968	348,168
31 to 60 days	133,438	151,186
61 to 90 days	44,642	66,925
91 to 180 days	71,116	86,652
181 to 360 days	26,541	11,147
Above 360 days	241	239
Total not yet due	870,946	664,317

Overdue
Until 30 days	21,686	19,117
31 to 60 days	8,338	5,623
61 to 90 days	3,559	10,915
91 to 180 days	15,620	22,648
181 to 360 days	8,059	20,609
Above 360 days	8,270	17,008
Total overdue	65,532	95,920

Total	936,478	760,237

The changes in allowance for doubtful accounts are as follows:

	12/31/2017	12/31/2016
Balance at the beginning of the year	(34,182)	(50,389)
Additions	(24,913)	(9,806)
Unrecoverable amounts	17,649	16,250
Recoveries	2,765	9,763
Balance at the end of the year	(38,681)	(34,182)